Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		$ 128,114
Impairment losses	$ (2,500)	(2,500)
Acquisitions through business combinations		162	$ 128
Hyperinflation monetary adjustments		(76)	(86)
Goodwill ending balance		120,971	128,114
Carrying amount		128,114	128,114
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		128,119	133,316
Effect of movements in foreign exchange		(4,723)	53
Acquisitions through business combinations		185	682
Disposals through the sale of subsidiaries			(22)
Hyperinflation monetary adjustments		120	171
Reclassified as held for sale			(6,081)
Goodwill ending balance		123,702	128,119
Carrying amount		123,702	133,316
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(5)	(5)
Effect of movements in foreign exchange		(226)
Impairment losses		(2,500)
Goodwill ending balance		(2,731)	(5)
Carrying amount		$ (2,731)	$ (5)